Intangible assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible assets
15.	Intangible assets

	31 December 2021					31 December 2020
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	39 427	3 031	2 972	455	45 885	46 108

Effect of movements in foreign exchange	(1 017)	(81)	(185)	(6)	(1 289)	(789)
Acquisitions through business combinations	—	—	—	—	—	162
Acquisitions and expenditures	21	23	457	259	760	557
Disposals through sale and derecognition	(14)	(22)	(47)	(15)	(98)	(142)
Disposals through the sale of subsidiaries	—	—	—	(3)	(3)	—
Transfer (to)/from other asset categories and other movements 1	(8)	(119)	240	(353)	(240)	(11)

Balance at end of period	38 409	2 832	3 437	337	45 015	45 885

Amortization and impairment losses
Balance at end of previous year	(41)	(2 072)	(2 181)	(64)	(4 358)	(3 656)

Effect of movements in foreign exchange	—	62	128	2	192	(16)
Amortization	—	(218)	(377)	(49)	(644)	(715)
Impairment	(23)	—	(1)	(153)	(176)	(165)
Disposals through sale and derecognition	2	19	46	6	73	62
Disposals through the sale of subsidiaries	—	—	—	3	3	—
Transfer to/(from) other asset categories and other movements 1	(27)	127	4	222	326	132

Balance at end of period	(89)	(2 082)	(2 381)	(33)	(4 585)	(4 358)

Carrying value
at 31 December 2020	39 386	959	791	391	41 527	41 527

at 31 December 2021	38 320	750	1 056	304	40 430

During 2021, the company recognized (176)m US dollar impairment on intangibles associated with Bedford Systems, a
70
%-owned subsidiary of the company and joint venture with Keurig Dr. Pepper, following the announcement of the cessation of the business in December 2021 (31 December 2020: (165)m US dollar) - refer to Note 8
Exceptional items.
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products and are tested for impairment during the fourth quarter of the year or whenever a triggering event has occurred. Based on the impairment testing results, no impairment loss was allocated to intangible assets with indefinite useful lives – refer to Note 14
Goodwill
.
As at 31 December 2021, the carrying amount of the intangible assets amounted to
40 430
m US dollar (31 December 2020:
41 527
m US dollar) of which
38 320
m US dollar was assigned an indefinite useful life (31 December 2020:
39 395
m US dollar) and
2 110
m US dollar a finite life (31 December 2020:
2 132
m US dollar).

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial
reporting in hyperinflationary economies
.

Million US dollar
Cash-generating unit	2021	2020
United States	22 129	22 172
Rest of North America	42	42
Mexico	2 977	3 067
Colombia	2 870	3 320
Rest of Middle Americas	3 432	3 655
Brazil	—	1
Rest of South America	724	681
Europe	452	461
South Africa	3 029	3 289
Rest of Africa	1 112	1 068
China	440	427
Rest of Asia Pacific	1 113	1 212

Total carrying amount of intangible assets with indefinite useful lives	38 320	39 395